Share Capital and Capital Surplus and Others - Details of Shares Outstanding (Detail) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of number of shares outstanding [abstract]
Issued shares	214,790,053	214,790,053
Treasury shares	1,807,778	1,903,711	6,133,414
Outstanding shares	212,982,275	212,886,342	212,699,730	218,032,053